Expense Example, No Redemption - AZL DFA Multi-Strategy Fund - AZL DFA Multi-Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201